Proposed Business Combination (Details) $ / shares in Units, $ in Millions	Feb. 02, 2021 USD ($) $ / shares shares
Proposed Business Combination (Details) [Line Items]
Aggregate consideration	$ 2,030
Divided per share (in Dollars per share) | $ / shares	$ 10.00
Business combination, description	(a)(x) $2,030,000,000.00 plus (y) the aggregate exercise price of all of the options to purchase shares of Astra common stock (“Astra Options”) and warrants to purchase shares of Astra common stock (“Astra Warrants”) described in the Business Combination Agreement divided by (b) the number of all outstanding shares, as of the date hereof, of Astra common stock (including (A) shares of Astra common stock issuable upon conversion of the Astra Preferred Stock outstanding on the date hereof, (B) any shares of Astra common stock issued or issuable upon the exercise of all Astra Options and Astra Warrants outstanding on the date of the Business Combination Agreement and (C) the vesting of Astra restricted shares outstanding as of the date of the Business Combination Agreement). Each share of Astra Class A common stock and each share of Astra Preferred Stock that is issued and outstanding immediately prior to the Effective Time (other than dissenting shares and shares of Astra Class A common stock held in the treasury of Astra immediately prior to the Effective Time) shall be converted into the right to receive a number of shares of the Company’s Class A common stock equal to (i) the Per Share Merger Consideration Value, divided by (ii) $10.00 per share and each share of Astra Class B common stock and each share of Founders Preferred Stock of Astra (other than dissenting shares and shares of Astra Class B common stock held in the treasury of Astra immediately prior to the Effective Time) shall be converted into the right to receive a number of shares of the Company’s Class B Common Stock equal to (i) the Per Share Merger Consideration Value, divided by (ii) $10.00 per share.
Percentage of common stock	20.00%
Business combination closing cash	$ 250
Aggregate gross proceeds	$ 200
Description of closing business combination	(i) the first anniversary of the closing of the Astra Merger and (ii) following the closing of the Astra Merger, if the closing price of the New Astra common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the closing of the Astra Merger. The Investors’ Rights Agreement also restricts the ability of each other stockholder who is a party thereto, including the directors and officers of Astra, to transfer their shares of New Astra common stock, subject to certain permitted transfers, until six (6) months after the closing of the Astra Merger.
Voting percentage	70.00%
Subsequent Event [Member]
Proposed Business Combination (Details) [Line Items]
Aggregate consideration	$ 2,030
Divided per share (in Dollars per share) | $ / shares	$ 10.00
Business combination, description	(a)(x) $2,030,000,000.00 plus (y) the aggregate exercise price of all of the options to purchase shares of Astra common stock (“Astra Options”) and warrants to purchase shares of Astra common stock (“Astra Warrants”) described in the Business Combination Agreement divided by (b) the number of all outstanding shares, as of the date hereof, of Astra common stock (including (A) shares of Astra common stock issuable upon conversion of the Astra Preferred Stock outstanding on the date hereof, (B) any shares of Astra common stock issued or issuable upon the exercise of all Astra Options and Astra Warrants outstanding on the date of the Business Combination Agreement and (C) the vesting of Astra restricted shares outstanding as of the date of the Business Combination Agreement). Each share of Astra Class A common stock and each share of Astra Preferred Stock that is issued and outstanding immediately prior to the Effective Time (other than dissenting shares and shares of Astra Class A common stock held in the treasury of Astra immediately prior to the Effective Time) shall be converted into the right to receive a number of shares of the Company’s Class A common stock equal to (i) the Per Share Merger Consideration Value, divided by (ii) $10.00 per share and each share of Astra Class B common stock and each share of Founders Preferred Stock of Astra (other than dissenting shares and shares of Astra Class B common stock held in the treasury of Astra immediately prior to the Effective Time) shall be converted into the right to receive a number of shares of the Company’s Class B Common Stock equal to (i) the Per Share Merger Consideration Value, divided by (ii) $10.00 per share.
Percentage of common stock	20.00%
Business combination closing cash	$ 250
Aggregate gross proceeds	$ 200
Description of closing business combination	(i) the first anniversary of the closing of the Astra Merger and (ii) following the closing of the Astra Merger, if the closing price of the New Astra common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the closing of the Astra Merger. The Investors’ Rights Agreement also restricts the ability of each other stockholder who is a party thereto, including the directors and officers of Astra, to transfer their shares of New Astra common stock, subject to certain permitted transfers, until six (6) months after the closing of the Astra Merger.
Voting percentage	70.00%
Class A Common Stock [Member]
Proposed Business Combination (Details) [Line Items]
Aggregate of common stock (in Shares) | shares	20,000,000
Common stock price per share (in Dollars per share) | $ / shares	$ 10
Class A Common Stock [Member] | Subsequent Event [Member]
Proposed Business Combination (Details) [Line Items]
Aggregate of common stock (in Shares) | shares	20,000,000
Common stock price per share (in Dollars per share) | $ / shares	$ 10